FINANCIAL INSTRUMENTS - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	£ 6,537	£ 6,828
Trading liabilities:	0	3
Total financial liabilities at fair value through profit or loss	6,537	6,831
The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	2
The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	1
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	9,821	7,905
Trading liabilities:	0	2
Total financial liabilities at fair value through profit or loss	9,821	7,907
The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	2
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	0	0
Trading liabilities:	0	1
Total financial liabilities at fair value through profit or loss	0	1
Level 1 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 1 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	1
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	0	0
Total financial liabilities at fair value through profit or loss	0	0
Level 1 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	6,504	6,783
Trading liabilities:	0	2
Total financial liabilities at fair value through profit or loss	6,504	6,785
Level 2 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	2
Level 2 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	9,821	7,905
Total financial liabilities at fair value through profit or loss	9,821	7,907
Level 2 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	2
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	33	45
Trading liabilities:	0	0
Total financial liabilities at fair value through profit or loss	33	45
Level 3 | The Group | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Group | Short positions in securities
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue designated at fair value through profit or loss	0	0
Total financial liabilities at fair value through profit or loss	0	0
Level 3 | The Bank | Other deposits
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading liabilities:	£ 0	£ 0